Consolidated Statements of Financial Position - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and due from banks	$ 32,574,118	$ 55,357,647
Cash	12,589,320	19,309,242
Argentine Central Bank	18,134,499	29,620,309
Other local financial institutions	1,208,357	6,198,171
Others	641,942	229,925
Debt securities at fair value through profit or loss	19,757,685	14,900,812
Derivatives	221,858	217,271
Reverse Repo transactions	42,849,578	33,742,602
Other financial assets	13,922,961	6,468,183
Loans and other financing	155,474,329	159,085,216
To the non-financial public sector	22,738	35,517
To the financial sector	76,832	18,207
To the Non-Financial Private Sector and Foreign residents	155,374,759	159,031,492
Other debt securities	78,930,240	61,674,714
Financial assets pledged as collateral	8,539,934	7,403,589
Current income tax assets	880,290
Inventories	136,775	107,114
Investments in equity instruments	264,280	175,587
Property, plant and equipment	11,034,912	10,722,347
Investment Property	8,698,123	9,053,396
Intangible assets	11,422,105	10,237,674
Deferred income tax assets	3,234,956	5,005,051
Other non-financial assets	2,460,898	2,042,059
TOTAL ASSETS	390,403,042	376,193,262
LIABILITIES
Deposits	288,458,097	269,644,541
Non-financial public sector	11,475,017	11,941,378
Financial sector	39,099	86,665
Non-financial private sector and foreign residents	276,943,981	257,616,498
Liabilities at fair value through profit or loss	2,053,216	3,021,859
Derivatives		3,011
Other financial liabilities	23,780,242	11,364,228
Financing received from the Argentine Central Bank and other financial institutions	6,252,548	8,833,545
Unsubordinated debt securities	1,059,240	6,379,922
Current income tax liability		1,944,531
Subordinated debt securities		1,721,443
Provisions	913,671	1,028,051
Deferred income tax liabilities	61,736	63,403
Other non-financial liabilities	16,273,876	18,333,518
TOTAL LIABILITIES	338,852,626	322,338,052
SHAREHOLDERS' EQUITY
Capital stock	456,722	456,722
Paid in capital	43,558,993	43,558,993
Capital Adjustments	4,713,494	4,713,494
Reserve	4,635,585
Retained earnings	(2,092,014)	(441,600)
Other comprehensive income	1,971,266	2,024,923
Net income for the year	(1,734,541)	3,499,882
Shareholders' Equity attributable to owners of the parent company	51,509,505	53,812,414
Shareholders' Equity attributable to non-controlling interests	40,911	42,796
TOTAL SHAREHOLDERS' EQUITY	$ 51,550,416	$ 53,855,210